Discontinued Operations (Other Net Gains And Charges From EDT Business) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended														1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Resource Realignment [Member]	Dec. 31, 2012 Segment, Discontinued Operations [Member]	Dec. 31, 2011 Segment, Discontinued Operations [Member]	Dec. 31, 2010 Segment, Discontinued Operations [Member]	Dec. 31, 2012 Tysabri [Member]	Dec. 31, 2011 Tysabri [Member]	Dec. 31, 2010 Tysabri [Member]	Dec. 31, 2012 Tysabri [Member] Segment, Discontinued Operations [Member]	Dec. 31, 2011 Tysabri [Member] Segment, Discontinued Operations [Member]	Dec. 31, 2010 Tysabri [Member] Segment, Discontinued Operations [Member]	Dec. 31, 2011 EDT King of Prussia [Member]	Dec. 31, 2012 Abraxane [Member]	Mar. 31, 2011 Abraxane [Member] Patent [Member]	Dec. 31, 2011 Alcon [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Severance, restructuring and other costs	$ 11.6	$ 3.5	$ 2.3	$ 4.2	$ 11.6	$ 3.5	$ 4.2	$ 1.6	$ 1.2				$ 10.0
Asset impairment charges	6.4				6.4
Full and final legal settlement gains and awards					(84.5)										78.0	6.5
Total other net (gains)/charges				4.2	(66.5)	3.5				4.2	1.6	1.2
Initial legal settlement gains and awards														$ 55.0
Percentage of royalty rate														6.00%